Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax [abstract]
Summary of major components of income tax expense

	2017 RMB’000	2018 RMB’000	2019 RMB’000
- Current income tax	1,714,955	1,471,671	460,720
- Deferred taxation	(16,216)	232	(31,757)

Income tax expense	1,698,739	1,471,903	428,963

Summary of reconciliation of expected income tax and actual income tax

	2017 RMB’000	2018 RMB’000	2019 RMB’000
Profit before income tax	7,852,898	6,808,121	2,656,128

Expected PRC income tax at the statutory tax rate of 25%	1,963,225	1,702,032	664,032
Tax effect of share of profit of investments accounted for using the equity method	(307,547)	(218,024)	(239,562)
Tax effect of other non-taxable income	(8,733)	(17,270)	(14,959)
Tax effect of non-deductible loss, expenses and costs	7,268	20,123	42,906
True up for final settlement of enterprise income taxes in respect of previous years	(15,121)	12,678	(2,618)
Tax losses for which no deferred income tax asset was recognized	60,832	10,017	9,578
Utilization of previously unrecognized tax losses	(1,185)	(37,653)	(30,414)

Actual income tax	1,698,739	1,471,903	428,963

Summary of deferred tax assets and deferred tax liabilities

	As at 31 December
	2018 RMB’000	2019 RMB’000
Deferred tax assets:
– Deferred tax asset to be recovered after more than 12 months	72,875	25,195
– Deferred tax asset to be recovered within 12 months	50,049	133,187

	122,924	158,382

Deferred tax liabilities:
– Deferred tax liabilities to be recovered after more than 12 months	(2,611)	(2,946)
– Deferred tax liabilities to be recovered within 12 months	(1,238)	(4,604)

	(3,849)	(7,550)

Deferred tax assets - net	119,075	150,832

Summary of movements in deferred tax assets and liabilities

	Balance as at 1 January 2018 RMB’000	Deducted/(charged) to profit or loss RMB’000	Balance as at 31 December 2018 RMB’000
Deferred tax assets
Impairment for bad and doubtful debts and provision for inventories	24,507	15,099	39,606
Provision for impairment losses in fixed assets and construction in progress	202,988	16,622	219,610
Difference in depreciation	(115,495)	(30,214)	(145,709)
Share-based payments	3,816	(3,816)	-
Others	8,578	839	9,417

	124,394	(1,470)	122,924

Deferred tax liabilities
Capitalization of borrowing costs and others	(5,087)	1,238	(3,849)

Deferred tax assets - net	119,307	(232)	119,075

	Balance as at 1 January 2019	(Charged)/deducted to profit or loss	Balance as at 31 December 2019
	RMB’000	RMB’000	RMB’000
Deferred tax assets
Impairment for bad and doubtful debts and provision for inventories	39,606	(705)	38,901
Provision for impairment losses in fixed assets and construction in progress	219,610	(11,978)	207,632
Difference in depreciation	(145,709)	(33,091)	(178,800)
Others	9,417	81,232	90,649

	122,924	35,458	158,382

Deferred tax liabilities
Gains of financial assets at fair value	-	(4,604)	(4,604)
Capitalization of borrowing costs and others	(3,849)	903	(2,946)

Deferred tax assets - net	119,075	31,757	150,832

Summary of tax losses carried forward and not recognised as deferred tax assets

	2018 RMB’000	2019 RMB’000
2019	6,132	-
2020	17,945	17,775
2021	12,880	12,880
2022	12,687	12,687
2023	40,069	40,069
2024	-	38,312

	89,713	121,723